Financial assets designated and otherwise mandatorily measured at fair value through profit or loss - Summary (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Financial assets	$ 2,855,948	$ 2,880,751
Financial assets at fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	49,804	45,553
Designated at fair value
Disclosure of financial assets [line items]
Financial assets	2,251	2,492
Mandatorily measured at fair value
Disclosure of financial assets [line items]
Financial assets	47,553	43,061
Securities | Financial assets at fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	44,313	41,580
Securities | Designated at fair value
Disclosure of financial assets [line items]
Financial assets	2,251	2,492
Securities | Mandatorily measured at fair value
Disclosure of financial assets [line items]
Financial assets	42,062	39,088
Treasury and other eligible bills | Financial assets at fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	630	661
Treasury and other eligible bills | Designated at fair value
Disclosure of financial assets [line items]
Financial assets	599	635
Treasury and other eligible bills | Mandatorily measured at fair value
Disclosure of financial assets [line items]
Financial assets	31	26
Debt securities
Disclosure of financial assets [line items]
Financial assets	97,302	88,639
Debt securities | Financial assets at fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	6,829	7,107
Debt securities | Designated at fair value
Disclosure of financial assets [line items]
Financial assets	1,652	1,857
Debt securities | Mandatorily measured at fair value
Disclosure of financial assets [line items]
Financial assets	5,177	5,250
Equity securities | Financial assets at fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	36,854	33,812
Equity securities | Designated at fair value
Disclosure of financial assets [line items]
Financial assets	0	0
Equity securities | Mandatorily measured at fair value
Disclosure of financial assets [line items]
Financial assets	36,854	33,812
Loans and advances to banks and customers | Financial assets at fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	4,307	2,988
Loans and advances to banks and customers | Designated at fair value
Disclosure of financial assets [line items]
Financial assets	0	0
Loans and advances to banks and customers | Mandatorily measured at fair value
Disclosure of financial assets [line items]
Financial assets	4,307	2,988
Other | Financial assets at fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	1,184	985
Other | Designated at fair value
Disclosure of financial assets [line items]
Financial assets	0	0
Other | Mandatorily measured at fair value
Disclosure of financial assets [line items]
Financial assets	$ 1,184	$ 985